S000004435 [Member] Expense Example - iShares Morningstar Small-Cap Value ETF - iShares Morningstar Small-Cap Value ETF	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	$ 77